CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 32,622	$ 16,596
Short-term bank deposits	3,005
Restricted deposit	2,299	2,692
Trade receivables (net of allowance for doubtful accounts of $ 919 and $ 1,112 at December 31, 2010 and 2011, respectively)	13,230	15,106
Unbilled accounts receivable	4,855	2,927
Other accounts receivable and prepaid expenses (Note 3)	5,438	2,630
Deferred income taxes (Note 14)	508	474
Inventories (Note 4)	9,664	10,340
Total current assets	71,621	50,765
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	1,423	1,568
Long-term deposits and restricted bank deposits	2,202	2,196
Severance pay fund	2,121	2,148
Total long-term investments and receivables	5,746	5,912
PROPERTY AND EQUIPMENT, NET (Note 5)	6,460	6,794
OTHER INTANGIBLE ASSETS, NET (Note 6)	190	213
GOODWILL (Note 2l,7)	1,970	2,026
Total assets	85,987	65,710
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	5,357	9,327
Current maturities of long-term bank debt (Note 10)	33	503
Trade payables	6,724	3,937
Customer advances	5,877	2,428
Other accounts payable and accrued expenses (Note 9)	13,137	7,958
Total current liabilities	31,128	24,153
LONG-TERM LIABILITIES:
Long-term bank debt (Note 10)	38	50
Loan from related party (Note 16c)		9,907
Deferred income taxes (Note 14)	205	190
Accrued severance pay	3,605	3,394
Total long-term liabilities	3,848	13,541
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 1 par value - Authorized: 19,748,000 shares at December 31, 2010 and 39,748,000 shares at December 31, 2011; Issued and outstanding: 10,396,548 shares at December 31, 2010 and 15,819,822 shares at December 31, 2011	4,813	3,225
Additional paid-in capital	64,920	49,971
Accumulated other comprehensive income	4,486	5,075
Foreign currency translation adjustments (Company's stand alone financial statements)	603	3,400
Accumulated deficit	(23,811)	(33,655)
Total shareholders' equity	51,011	28,016
Total liabilities and shareholders' equity	$ 85,987	$ 65,710